EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except share and per share data)	2025	2024	2023
Numerator
Net income	$255,605	$228,830	$255,863

Denominator
Basic earnings per common share - weighted average shares	95,284,550	94,404,617	93,938,772
Effect of dilutive securities
Employee stock awards	873,414	1,001,102	1,157,295
Diluted earnings per common share - adjusted weighted average shares	96,157,964	95,405,719	95,096,067

Earnings per share available to common shareholders
Basic	$2.68	$2.42	$2.72
Diluted	$2.66	$2.40	$2.69